Restatement of Previously Issued Audited and Unaudited Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Summary of restatement of balance sheet
December 31, 2020 balance sheet:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$205,633,422	$—	$205,633,422

Liabilities and Shareholders’ Equity
Total current liabilities	$4,896,647	$—	$4,896,647
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	47,571,334	47,571,334

Total liabilities	12,090,397	47,571,334	59,661,731
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	188,543,020	(47,571,330)	140,971,690
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	127	477	604
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	6,901,127	33,369,400	40,270,527
Accumulated deficit	(1,901,752)	(33,369,881)	(35,271,633)

Total shareholders’ equity	5,000,005	(4)	5,000,001

Total liabilities and shareholders’ equity	$205,633,422	$—	$205,633,422

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	18,854,302	(4,757,133)	14,097,169

Ordinary shares—shares issued and outstanding	1,270,698	4,757,133	6,027,831

September 30, 2020 balance sheet:

	As of September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$205,813,988	$—	$205,813,988

Liabilities and Shareholders’ Equity
Total current liabilities	$3,037,725	$—	$3,037,725
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	31,902,349	31,902,349

Total liabilities	10,231,475	31,902,349	42,133,824
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	190,582,510	(31,902,350)	158,680,160
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	107	320	427
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	4,861,657	17,700,577	22,562,234
Accumulated deficit	137,736	(17,700,896)	(17,563,160)

Total shareholders’ equity	5,000,003	1	5,000,004

Total liabilities and shareholders’ equity	$205,813,988	$—	$205,813,988

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,058,251	(3,190,235)	15,868,016

Ordinary shares - shares issued and outstanding	1,066,749	3,190,235	4,256,984

June 30, 2020 balance sheet:

	As of June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$206,200,737	$—	$206,200,737

Liabilities and Shareholders’ Equity
Total current liabilities	$1,167,702	$—	$1,167,702
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	14,380,242	14,380,242

Total liabilities	8,361,452	14,380,242	22,741,694
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	192,839,280	(14,380,240)	178,459,040
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	84	145	229
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	2,604,910	178,642	2,783,552
Retained earnings	2,394,508	(178,789)	2,215,719

Total shareholders’ equity	5,000,005	(2)	5,000,003

Total liabilities and shareholders’ equity	$206,200,737	$—	$206,200,737

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,283,928	(1,438,024)	17,845,904

Ordinary shares - shares issued and outstanding	841,072	1,438,024	2,279,096

March 31, 2020 balance sheet:

	As of March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$206,287,199	$—	$206,287,199

Liabilities and Shareholders’ Equity
Total current liabilities	$1,167,388	$—	$1,167,388
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	11,329,888	11,329,888

Total liabilities	8,361,138	11,329,888	19,691,026
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	192,926,060	(11,329,890)	181,596,170
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	83	114	197
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	2,518,131	(2,871,677)	(353,546)
Retained earnings	2,481,284	2,871,565	5,352,849

Total shareholders’ equity	5,000,001	2	5,000,003

Total liabilities and shareholders’ equity	$206,287,199	$—	$206,287,199

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,292,606	(1,132,989)	18,159,617

Ordinary shares - shares issued and outstanding	832,394	1,132,989	1,965,383

December 31, 2019 balance sheet:

	As of December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$204,765,183	$—	$204,765,183

Liabilities and Shareholders’ Equity
Total current liabilities	$979,394	$—	$979,394
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	10,349,417	10,349,417

Total liabilities	8,173,144	10,349,417	18,522,561
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	191,592,030	(10,349,410)	181,242,620
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	97	104	201
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	3,852,147	(3,852,147)	—
Retained earnings	1,147,262	3,852,036	4,999,298

Total shareholders’ equity	5,000,009	(7)	5,000,002

Total liabilities and shareholders’ equity	$204,765,183	$—	$204,765,183

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,159,203	(1,034,941)	18,124,262

Ordinary shares - shares issued and outstanding	965,797	1,034,941	2,000,738

September 30, 2019 balance sheet:

	As of September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$204,094,833	$—	$204,094,833

Liabilities and Shareholders’ Equity
Total current liabilities	$1,036,867	$—	$1,036,867
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	10,840,587	10,840,587

Total liabilities	8,230,617	10,840,587	19,071,204
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	190,864,210	(10,840,590)	180,023,620
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	104	109	213
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	4,579,960	(4,411,552)	168,408
Retained earnings	419,439	4,411,446	4,830,885

Total shareholders’ equity	5,000,006	3	5,000,009

Total liabilities and shareholders’ equity	$204,094,833	$—	$204,094,833

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,086,421	(1,084,059)	18,002,362

Ordinary shares - shares issued and outstanding	1,038,579	1,084,059	2,122,638

Summary of restatement statements of operations
Year ended December 31, 2020 statement of operations:

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$4,791,727	$—	$4,791,727

Loss from operations	(4,791,727)	—	(4,791,727)
Change in fair value of warrant liability	—	(37,221,917)	(37,221,917)
Gain on investments (net), dividends and interest, held in Trust Account	1,742,713	—	1,742,713

Net loss	$(3,049,014)	$(37,221,917)	$(40,270,931)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.07	$—	$0.07

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.89)	$—	$(8.29)

Three months ended September 30, 2020 statement of operations:

	Three Months Ended September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$2,338,004	$—	$2,338,004

Loss from operations	(2,338,004)	—	(2,338,004)
Change in fair value of warrant liability	—	(17,522,107)	(17,522,107)
Gain on investments (net), dividends and interest, held in Trust Account	81,232	—	81,232

Net loss	$(2,256,772)	$(17,522,107)	$(19,778,879)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$—	$—	$—

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.46)	$—	$(3.95)

Nine months ended September 30, 2020 statement of operations:

	Nine Months Ended September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$2,708,421	$—	$2,708,421

Loss from operations	(2,708,421)	—	(2,708,421)
Change in fair value of warrant liability	—	(21,552,932)	(21,552,932)
Gain on investments (net), dividends and interest, held in Trust Account	1,698,895	—	1,698,895

Net loss	$(1,009,526)	$(21,552,932)	$(22,562,458)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.54)	$—	$(4.82)

Three months ended June 30, 2020 statement of operations:

	Three Months Ended June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$123,634	$—	$123,634

Loss from operations	(123,634)	—	(123,634)
Change in fair value of warrant liability	—	(3,050,354)	(3,050,354)
Gain on investments (net), dividends and interest, held in Trust Account	36,858	—	36,858

Net loss	$(86,776)	$(3,050,354)	$(3,137,130)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.00	$—	$0.00

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.02)	$—	$(0.63)

Six months ended June 30, 2020 statement of operations:

	Six Months Ended June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$370,417	$—	$370,417

Loss from operations	(370,417)	—	(370,417)
Change in fair value of warrant liability	—	(4,030,825)	(4,030,825)
Gain on investments (net), dividends and interest, held in Trust Account	1,617,663	—	1,617,663

Net income (loss)	$1,247,246	$(4,030,825)	$(2,783,579)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.07)	$—	$(0.87)

Three months ended March 31, 2020 statement of operations:

	Three Months Ended March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$246,783	$—	$246,783

Loss from operations	(246,783)	—	(246,783)
Change in fair value of warrant liability	—	(980,471)	(980,471)
Gain on investments (net), dividends and interest, held in Trust Account	1,580,805	—	1,580,805

Net income	$1,334,022	$(980,471)	$353,551

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.05)	$—	$(0.24)

Period from April 9, 2019 (inception) to December 31, 2019 statement of operations:

	Period from April 9, 2019 (inception) to December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$710,080	$600,675	$1,310,755

Loss from operations	(710,080)	(600,675)	(1,310,755)
Change in fair value of warrant liability	—	5,503,291	5,503,291
Gain on investments (net), dividends and interest, held in Trust Account	1,857,342	—	1,857,342

Net income	$1,147,262	$4,902,616	$6,049,878

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.08)	$—	$0.90

Three months ended September 30, 2019 statement of operations:

	Three Months Ended September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$449,938	$600,675	$1,050,613

Loss from operations	(449,938)	(600,675)	(1,050,613)
Change in fair value of warrant liability	—	5,012,121	5,012,121
Gain on investments (net), dividends and interest, held in Trust Account	885,983	—	885,983

Net income	$436,045	$4,411,446	$4,847,491

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.04	$—	$0.04

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.09)	$—	$0.79

Period from April 9, 2019 (inception) to September 30, 2019 statement of operations:

	Period from April 9, 2019 (inception) to September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$466,544	$600,675	$1,067,219

Loss from operations	(466,544)	(600,675)	(1,067,219)
Change in fair value of warrant liability	—	5,012,121	5,012,121
Gain on investments (net), dividends and interest, held in Trust Account	885,983	—	885,983

Net income	$419,439	$4,411,446	$4,830,885

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.04	$—	$0.04

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.09)	$—	$0.79

Summary of restatement of cash flows
Year ended December 31, 2020 statement of cash flows:

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Net loss	$(3,049,014)		$(37,221,917)	$(40,270,931)
Adjustments to reconcile net loss to net cash used in operating activities	(1,742,713)		37,221,917	35,479,204
Net cash used in operating activities	(777,074)		—	(777,074)
Net cash provided by investing activities	325,000		—	325,000
Net cash provided by (used in) financing activities	—		—	—

Net change in cash	$(452,074)	$		$(452,074)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$(3,049,010)		$(37,221,920)	$(40,270,930)

Nine months ended September 30, 2020 statement of cash flows:

	Nine Months Ended September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(1,009,526)	$(21,552,932)	$(22,562,458)
Adjustments to reconcile loss to net cash used in operating activities	(1,698,895)	21,552,932	19,854,037
Net cash used in operating activities	(577,740)	—	(577,740)
Net cash provided by investing activities	325,000	—	325,000
Net cash provided by (used in) financing activities	—	—	—

Net change in cash	$(252,740)	$—	$(252,740)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$(1,009,520)	$(21,552,940)	$(22,562,460)

Six months ended June 30, 2020 statement of cash flows:

	Six Months Ended June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated

Net income (loss)	$1,247,246	$(4,030,825)	$(2,783,579)
Adjustments to reconcile net income (loss) to net cash used in operating activities	(1,617,663)	4,030,825	2,413,162
Net cash used in operating activities	(124,809)	—	(124,809)
Net cash provided by (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	—	—

Net change in cash	$(124,809)	$—	$(124,809)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$1,247,250	(4,030,830)	(2,783,580)

Three months ended March 31, 2020 statement of cash flows:

	Three Months Ended March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated

Net income	$1,334,022	$(980,471)	$353,551
Adjustments to reconcile net income to net cash used in operating activities	(1,580,805)	980,471	(600,334)
Net cash used in operating activities	(28,639)	—	(28,639)
Net cash provided by (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	—	—

Net change in cash	$(28,639)	$—	$(28,639)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$1,334,030	$(980,480)	$353,550

Period from April 9, 2019 (inception) to December 31, 2019 statement of cash flows:

	Period from April 9, 2019 (inception) To December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Net income	$1,147,262	$4,902,616	$6,049,878
Adjustments to reconcile net income to net cash used in operating activities	(1,857,342)	(4,902,616)	(6,759,958)
Net cash used in operating activities	(241,682)	—	(241,682)
Net cash used in investing activities	(201,250,000)	—	(201,250,000)
Net cash provided by financing activities	203,002,023	—	203,002,023

Net change in cash	$1,510,341	$—	$1,510,341

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$191,592,030	$(10,349,410)	$181,242,620
Initial fair value of warrant liability	—	(15,852,708)	(15,852,708)

Period from April 9, 2019 (inception) to September 30, 2019 statement of cash flows:

	Period from April 9, 2019 (inception) To September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Net income	$419,439	$4,411,446	$4,830,885
Adjustments to reconcile net income to net cash used in operating activities	(885,983)	(4,411,446)	(5,297,429)
Net cash used in operating activities	(207,200)	—	(207,200)
Net cash used in investing activities	(201,250,000)	—	(201,250,000)
Net cash provided by financing activities	203,238,700	—	203,238,700

Net change in cash	$1,781,500	$—	$1,781,500

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$190,864,210	$(10,840,590)	$180,023,620
Initial fair value of warrant liability	—	(15,852,708)	(15,852,708)